Summary of Significant Accounting Policies - Total currency gains losses recognized in the income statment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Currency gains losses [Abstract]
Foreign Currency Transaction Gain (Loss), before Tax	$ 12	$ 11	$ 26